Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,647	$ 4,872	$ 3,317
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	1,882	2,343	4,356
Depreciation and amortization of premises and equipment	287	266	229
Amortization of intangibles	274	299	367
Provision for deferred income taxes	49	748	(370)
(Gain) loss on sale of loans held for sale	(2,889)	(860)	(1,289)
(Gain) loss on sale of securities and other assets	(242)	(25)	29
Loans originated for sale in the secondary market, net of repayments	(81,219)	(46,366)	(53,614)
Proceeds from sales of loans held for sale	82,302	48,094	50,721
Other, net	1,867	449	1,495
Net cash provided by operating activities	7,958	9,820	5,241
Investing Activities
Proceeds from sales of available-for-sale investment securities	2,060	1,018	1,212
Proceeds from maturities of held-to-maturity investment securities	6,336	1,404	167
Proceeds from maturities of available-for-sale investment securities	15,374	12,713	16,068
Purchases of held-to-maturity investment securities	(10,247)	(18,500)	(1,010)
Purchases of available-for-sale investment securities	(16,605)	(13,229)	(24,025)
Net increase in loans outstanding	(15,158)	(13,418)	(6,322)
Proceeds from sales of loans	1,895	820	1,829
Purchases of loans	(2,741)	(3,078)	(4,278)
Acquisitions, net of cash acquired	94	636	923
Other, net	(1,261)	(1,070)	(936)
Net cash used in investing activities	(20,253)	(32,704)	(16,372)
Financing Activities
Net increase in deposits	18,050	24,846	20,527
Net increase (decrease) in short-term borrowings	(4,167)	(2,205)	592
Proceeds from issuance of long-term debt	4,966	3,611	7,044
Principal payments or redemption of long-term debt	(11,415)	(3,300)	(8,394)
Fees paid on exchange of income trust securities for perpetual preferred stock			(4)
Proceeds from issuance of preferred stock	2,163	676
Proceeds from issuance of common stock	395	180	119
Repurchase of common stock	(1,856)	(514)
Cash dividends paid on preferred stock	(204)	(118)	(89)
Cash dividends paid on common stock	(1,347)	(817)	(383)
Net cash provided by financing activities	6,585	22,359	19,412
Change in cash and due from banks	(5,710)	(525)	8,281
Cash and due from banks at beginning of period	13,962	14,487	6,206
Cash and due from banks at end of period	8,252	13,962	14,487
Supplemental Cash Flow Disclosures
Cash paid for income taxes	1,469	495	424
Cash paid for interest	2,218	2,563	2,631
Net noncash transfers to foreclosed property	564	702	1,384
Noncash transfer of investment securities available-for-sale to held-to-maturity	11,705
Acquisitions
Assets (sold) acquired	194	1,761	(14)
Liabilities sold (assumed)	(260)	(2,100)	(907)
Net	$ (66)	$ (339)	$ (921)